Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature - Disaggregated by Nature [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature [Line Items]
Total revenue	$ 38,928,649	$ 13,474,036
One-time commission fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature [Line Items]
Total revenue	38,398,327	13,452,916
Recurring service fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature [Line Items]
Total revenue	$ 530,322	$ 21,120